Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
7.
Leases

The Company leases facilities under non-cancellable operating leases, which have lease terms varying from one to five years. Total lease costs for the years ended December 31, 2020, 2021 and 2022 was US$2.3 million, US$4.2 million and US$4.3 million, respectively, included in cost of revenues, research and development, sales and marketing and general and administrative expenses in the Company’s consolidated statements of comprehensive loss. Out of the total lease costs, there was US$0.5 million, US$0.5 million and US$0.3 million of expenses for short-term leases within 12 months.

Supplemental cash flow information related to leases were as follows:

	2021	2022
	(US$ thousand)
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	3,995	4,212
Right-of-use assets obtained in exchange for operating lease obligations	4,300	198

Lease term and discount rates were as follows:

	As of December 31,
	2021	2022
	(US$ thousand)
Weighted-average remaining lease term
Operating leases	2.0 years	0.9 years
Weighted-average discount rate
Operating leases	5.1%	5.1%

Maturities of lease liabilities were as follows:

As of December 31, 2022
(US$ thousand)
2023	$2,153
2024	166
Total undiscounted lease payments	2,319
Less: imputed interest	(47)
Total present value of lease liabilities	$2,272